NET INCOME PER UNIT (Tables)	3 Months Ended
Mar. 31, 2018
Earnings Per Share [Abstract]
Summary of calculation of net income per unit
The following table shows the calculation of earnings less distributions:

	Three Months Ended March 31, 2018
	Limited Partner Common Units	IDRs - PBF LLC	Total
Net income attributable to the partners:
Distributions declared	$20,847	$2,959	$23,806
Earnings less distributions	(2,571)	—	(2,571)
Net income attributable to the partners	$18,276	$2,959	$21,235

Weighted-average units outstanding - basic	42,129,377
Weighted-average units outstanding - diluted	42,236,092

Net income per limited partner unit - basic	$0.43
Net income per limited partner unit - diluted	$0.43

	Three Months Ended March 31, 2017
	Limited Partner Common Units	Limited Partner Subordinated Units - PBF LLC	IDRs - PBF LLC	Total
Net income attributable to the partners:
Distributions declared	$12,141	$7,308	$1,686	$21,135
Earnings less distributions	2,063	1,410	—	3,473
Net income attributable to the partners	$14,204	$8,718	$1,686	$24,608

Weighted-average units outstanding - basic	26,042,248	15,886,553
Weighted-average units outstanding - diluted	26,127,441	15,886,553

Net income per limited partner unit - basic	$0.55	$0.55
Net income per limited partner unit - diluted	$0.55	$0.55